Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Retirement Benefits [Abstract]
Chinese government state pension expense	$ 784	$ 165	$ 640
Percentage of average monthly salary used to calculate pension expense, minimum range	8.00%	8.00%	8.00%
Percentage of average monthly salary used to calculate pension expense, maximum range	14.00%	14.00%	14.00%